Other financial liabilities (Tables)	12 Months Ended
Mar. 31, 2021
Other Financial Liabilities
Schedule of other financial liabilities

	March 31,
	2020	2021
Non-current
Share warrants	2	436
Deposits	-	269,844
	2	270,280
Current
Due to employees	124,074	62,230
Share warrants	418,263	31,955
Liability for the acquisition of business (refer to Note 43)	800,000	-
Total	1,342,337	94,185

Schedule of warrants issued

Warrants give the holder the right to purchase ordinary shares from the Company at a specific price within a certain time frame. The details of the warrants issued are as follows:

	Number of shares	Date of issue	Exercise price	Expiration date
Macquarie Corporate Holdings Pty Limited- Ordinary shares*	46,458	24-Jul-15	INR 2,027.99 ($26.90)	24-Jul-23
Innoven Capital - Ordinary shares	154,000	12-Sep-17	INR 904.68 ($12)	12-Sep-22

*	On December 16, 2016, the Parent Company converted its preference shares into ordinary shares and effectuated a reverse 5.4242194-for-one share split of its ordinary shares as well as a 5.4242194-for-one adjustment with respect to the number of ordinary shares underlying its share options and a corresponding adjustment to the exercise prices of such options.